Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Financial assets
Interest-bearing deposits with banks	$ 50,364	$ 66,020
Securities
Trading	219,067	183,300
Investment, net of applicable allowance	342,721	256,618
Securities	561,788	439,918
Assets purchased under reverse repurchase agreements and securities borrowed	309,683	350,803
Loans, net of applicable allowance
Loans, net	1,042,422	981,380
Other
Derivatives	177,206	150,612
Deposits
Personal	529,740	522,139
Business and government	946,314	839,670
Bank	39,562	47,722
Deposits	1,515,616	1,409,531
Other
Obligations related to securities sold short	49,891	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	289,516	305,321
Derivatives	183,953	163,763
Subordinated debentures	13,961	13,546
Financial assets classified as FVTPL [member]
Securities
Trading	212,878	182,346
Securities	212,878	182,346
Assets purchased under reverse repurchase agreements and securities borrowed	226,213	284,311
Loans, net of applicable allowance
Retail	1,128	915
Wholesale	9,724	6,177
Loans, net	10,852	7,092
Other
Derivatives	177,206	150,612
Other assets	14,382	11,770
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	40,455	53,996
Securities
Trading	6,189	954
Securities	6,189	954
Loans, net of applicable allowance
Wholesale		2,030
Loans, net		2,030
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	240,299	155,118
Securities	240,299	155,118
Loans, net of applicable allowance
Retail	442	580
Wholesale	690	1,003
Loans, net	1,132	1,583
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	1,496	1,242
Securities	1,496	1,242
Financial liabilities classified as FVTPL [member]
Deposits
Personal	942	508
Business and government	313	191
Deposits	1,255	699
Other
Obligations related to securities sold short	49,891	35,286
Derivatives	183,953	163,763
Other liabilities		(1,407)
Financial liabilities designated as FVTPL [member]
Deposits
Personal	41,302	33,799
Business and government	168,690	156,238
Bank	2,908	10,530
Deposits	212,900	200,567
Other
Obligations related to assets sold under repurchase agreements and securities loaned	242,916	270,663
Other liabilities	21,688
Subordinated debentures	232
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	9,909	12,024
Securities
Investment, net of applicable allowance	98,728	96,336
Securities	98,728	96,336
Assets purchased under reverse repurchase agreements and securities borrowed	83,470	66,492
Loans, net of applicable allowance
Retail	648,413	619,320
Wholesale	382,551	345,561
Loans, net	1,030,964	964,881
Other
Other assets	58,487	50,093
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	488,644	490,170
Business and government	779,130	684,748
Bank	36,657	37,183
Deposits	1,304,431	1,212,101
Other
Obligations related to assets sold under repurchase agreements and securities loaned	46,600	34,658
Other liabilities	58,293	69,850
Subordinated debentures	13,887	13,602
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	50,364	66,020
Securities
Trading	219,067	183,300
Investment, net of applicable allowance	342,721	256,618
Securities	561,788	439,918
Assets purchased under reverse repurchase agreements and securities borrowed	309,683	350,803
Loans, net of applicable allowance
Retail	648,402	623,593
Wholesale	394,020	357,787
Loans, net	1,042,422	981,380
Other
Derivatives	177,206	150,612
Other assets	72,869	61,863
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	9,909	12,024
Securities
Investment, net of applicable allowance	100,926	100,258
Securities	100,926	100,258
Assets purchased under reverse repurchase agreements and securities borrowed	83,470	66,492
Loans, net of applicable allowance
Retail	646,832	622,098
Wholesale	383,606	348,577
Loans, net	1,030,438	970,675
Other
Other assets	58,487	50,093
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	50,364	66,020
Securities
Trading	219,067	183,300
Investment, net of applicable allowance	340,523	252,696
Securities	559,590	435,996
Assets purchased under reverse repurchase agreements and securities borrowed	309,683	350,803
Loans, net of applicable allowance
Retail	649,983	620,815
Wholesale	392,965	354,771
Loans, net	1,042,948	975,586
Other
Derivatives	177,206	150,612
Other assets	72,869	61,863
Financial liabilities at carrying amount [member]
Deposits
Personal	529,740	522,139
Business and government	946,314	839,670
Bank	39,562	47,722
Deposits	1,515,616	1,409,531
Other
Obligations related to securities sold short	49,891	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	289,516	305,321
Derivatives	183,953	163,763
Other liabilities	79,975	68,190
Subordinated debentures	13,961	13,546
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	487,496	487,832
Business and government	777,311	683,241
Bank	36,654	37,192
Deposits	1,301,461	1,208,265
Other
Obligations related to assets sold under repurchase agreements and securities loaned	46,600	34,658
Other liabilities	58,287	69,597
Subordinated debentures	13,729	13,546
Financial liabilities at fair value [member]
Deposits
Personal	530,888	524,477
Business and government	948,133	841,177
Bank	39,565	47,713
Deposits	1,518,586	1,413,367
Other
Obligations related to securities sold short	49,891	35,286
Obligations related to assets sold under repurchase agreements and securities loaned	289,516	305,321
Derivatives	183,953	163,763
Other liabilities	79,981	68,443
Subordinated debentures	$ 14,119	$ 13,602